Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2019	June 30, 2018

Office equipment	$433,878	$-
Electronic equipment	13,167	-
Vehicles	8,739	-
Leasehold improvements	173,165	-
Less: accumulated depreciation	(24,854)	-
	$604,095	$-